Profit (loss) per share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
(Loss) / profit for the period	$ (65,791)	$ 141,718
Number of shares weighted average number of ordinary shares outstanding basic (in shares)	296,730,023	285,521,142
Basic (loss) / profit per share (in dollars per share)	$ (0.22)	$ 0.50